Risks and concentration (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Foreign currency risk
Concentration of credit risk
Cash and cash equivalents and short-term investments	¥ 2,085,525	¥ 2,070,641